Financial Instruments - Summary of Outstanding Collar Options to Purchase Foreign Currency (Detail) - Less than 1 year [member] - Options to purchase foreign currency [Member] - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 107	$ 1,734
Fair value Liability		(33)
Fair Value Asset	$ 2	$ 57